Financial instruments: classification - Movement in Level 3 portfolios - Liabilities (Details) - Level 3 - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Movement in level 3 liabilities
Liabilities at beginning of period	£ 1,317
Liabilities at end of period	1,008
Recurring
Movement in level 3 liabilities
Liabilities at beginning of period	1,317	£ 1,957
Amounts recorded in the income statement	97	260
Level 3 transfers in	6	161
Level 3 transfers out	(337)	(239)
Issuances		23
Purchases	100	216
Settlements	(14)	(171)
Sales	(164)	(419)
Foreign exchange and other adjustments	3	2
Liabilities at end of period	1,008	1,790
Amounts recorded in the income statement in respect of balances held at year end - unrealised	£ 97	£ 260